Retirement Benefits (Schedule of Pension Plan Assets Measured at Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,025	$ 1,787
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	47
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	151	149
United States
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64	60	$ 54
United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
United States | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
United States | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
United States | Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62	59
United States | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
United States | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
United States | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
United States | Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,961	1,727	1,518
Int’l | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	46
Int’l | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	151	149	126
Int’l | Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,806	1,532
Int’l | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	2
Int’l | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	2
Int’l | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108	103
Int’l | Equities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Equities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Equities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108	103	84
Int’l | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Int’l | Fixed income | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1	2
Int’l | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2
Int’l | Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2	1
Int’l | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40	87
Int’l | Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	44
Int’l | Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 40	$ 43	$ 39